Balance Sheet Components - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 1,376	$ 637
Work in process	1,249	1,372
Finished goods	2,192	459
Total inventory	$ 4,817	$ 2,468